Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	415,114
Proposed Maximum Offering Price per Unit	57.25
Maximum Aggregate Offering Price	$ 23,765,276.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,067.58
Offering Note	1a. The securities to be registered are additional shares of common stock of United Fire Group, Inc. (the "Registrant") that are available for issuance pursuant to the United Fire Group, Inc. Non-Employee Director Stock Plan, as amended (the "Plan"), as approved by the Registrant's shareholders at its Annual Meeting of Shareholders held on May 20, 2026. 1b. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers an indeterminate number of additional shares that may be issued pursuant to the Plan as a result of any future stock split, stock dividend or similar adjustment of the Registrant's outstanding common stock to adjust the number of shares issued pursuant to the Plan. 1c. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The estimated price is based upon the average of the high and low sales price per share for the Registrant's common stock on October 30, 2026, as reported on The NASDAQ Global Select Market.